Document and Entity Information	Aug. 26, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001777946
Document Type	8-K/A
Document Period End Date	Aug. 26, 2021
Entity Registrant Name	IronNet, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39125
Entity Tax Identification Number	83-4599446
Entity Address, Address Line One	7900 Tysons One Place
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(443)
Local Phone Number	300-6761
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of IronNet, Inc., a Delaware corporation (the “Company”), dated as of August 26, 2021 and filed on September 1, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report) with LGL Systems Acquisition Corp. (“LGL”). This Amendment No. 1 is being filed to include (A) the unaudited condensed consolidated financial statements of IronNet Cybersecurity, Inc., a Delaware corporation (“Legacy IronNet”), as of July 31, 2021 and January 31, 2021 and for the three months and six months ended July 31, 2021 and July 31, 2020 and the related notes, (B) the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy IronNet as of July 31, 2021 and for the three months and six months ended July 31, 2021 and July 31, 2020 and (C) the unaudited pro forma condensed combined financial information of LGL and Legacy IronNet as of and for the six months ended July 31, 2021 and the year ended January 31, 2021. This Amendment No. 1 does not amend any other item of the Original Report (except as otherwise expressly stated herein) or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report, except as otherwise expressly stated herein. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Amendment No. 1. Terms used but not defined herein shall have the meanings ascribed thereto in the Original Report. The information provided herein relates to Legacy IronNet prior to the consummation of the Business Combination unless otherwise specifically indicated (e.g. with respect to subsequent events disclosures, forward-looking statements, or potential future risk factors) or the context otherwise requires.
Common Stock B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IRNT
Security Exchange Name	NYSE
Redeemable Warrants Exercisable For Shares Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	IRNT.WS
Security Exchange Name	NYSE